Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ONEFUND Trust
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000146106
Shareholder Report [Line Items]
Fund Name	ONEFUND S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	INDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ONEFUND S&P 500® for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/onefund/. You can also request this information by contacting us at 1-844-464-6339.
Additional Information Phone Number	1-844-464-6339
Additional Information Website	https://funddocs.filepoint.com/onefund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Shares	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2015)
ONEFUND S&P 500	8.03%	18.17%	10.25%
S&P 500® Equal Weight Index	4.09%	17.71%	10.04%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,410,974
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,410,974
Number of Portfolio Holdings	501
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	5.9%
Nvidia Corp.	5.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.1%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.5%

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	0.2%
Materials	2.0%
Real Estate	2.2%
Utilities	2.4%
Energy	3.7%
Consumer Staples	6.1%
Industrials	7.8%
Communications	9.6%
Consumer Discretionary	10.1%
Health Care	11.3%
Financials	14.1%
Technology	30.5%